SUBSEQUENT EVENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.         SUBSEQUENT EVENTS

On August 18, 2022, the board of directors of the Company has approved a dividend of US$0.09 per ordinary share, or US$0.18 per ADS, for the second fiscal quarter of 2022 in accordance with the Company’s dividend policy, which is expected to be paid on October 28, 2022 to shareholders of record as of the close of business on September 16, 2022.

On November 11, 2022, the board of directors of the Company has approved a dividend of US$0.08 per ordinary share, or US$0.16 per ADS, for the third fiscal quarter of 2022 in accordance with the Company’s dividend policy, which is expected to be paid on January 18, 2023 to shareholders of record as of the close of business on December 12, 2022.

16.          SUBSEQUENT EVENTS

On November 11,2022, the board of directors of the Company has approved a dividend of US$0.08 per ordinary share, or US$0.16 per ADS, for the third fiscal quarter of 2022 in accordance with the Company’s dividend policy, which is expected to be paid on January 18, 2023 to shareholders of record as of the close of business on December 12, 2022.